Segment and geographic information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment and geographic information
Schedule of segment and related information

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Three month period ended March 31, 2012:
Operating revenues	$66,926	$41,751	$15,300	$42,696	$937	$167,610
Segment assets	1,198,652	431,046	825,138	940,675	80,199	3,475,710
Project Adjusted EBITDA	$42,398	$21,674	$13,439	$18,764	$(3,424)	$92,851
Change in fair value of derivative instruments	58,016	406	—	—	—	58,422
Depreciation and amortization	17,447	9,372	10,426	12,657	43	49,945
Interest, net	4,738	169	1,096	2,808	57	8,868
Other project (income) expense	242	14	7	82	(79)	266

Project (loss) income	(38,045)	11,713	1,910	3,217	(3,445)	(24,650)
Administration	—	—	—	—	7,833	7,833
Interest, net	—	—	—	—	22,036	22,036
Foreign exchange loss	—	—	—	—	986	986

Loss from operations before income taxes	(38,045)	11,713	1,910	3,217	(34,300)	(55,505)
Income tax expense (benefit)	—	—	—	—	(16,291)	(16,291)

Net income (loss)	$(38,045)	$11,713	$1,910	$3,217	$(18,009)	$(39,214)

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Three month period ended March 31, 2011:
Operating revenues	$4,547	$41,426	$—	$7,644	$48	$53,665
Segment assets	288,774	360,763	47,156	226,542	84,566	1,007,801
Project Adjusted EBITDA	$7,488	$19,588	$866	$8,501	$(450)	$35,993
Change in fair value of derivative instruments	490	(3,274)	—	—	—	(2,784)
Depreciation and amortization	4,596	9,434	439	2,961	7	17,437
Interest, net	2,434	309	370	3,089	38	6,240
Other project (income) expense	200	31	—	—	—	231

Project income	(232)	13,088	57	2,451	(495)	14,869
Administration	—	—	—	—	4,054	4,054
Interest, net	—	—	—	—	3,968	3,968
Foreign exchange loss	—	—	—	—	(658)	(658)

Income from operations before income taxes	(232)	13,088	57	2,451	(7,859)	7,505
Income tax expense	—	—	—	—	1,523	1,523

Net income (loss)	$(232)	$13,088	$57	$2,451	$(9,382)	$5,982

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Year ended December 31, 2011:
Operating revenues	$58,201	$160,911	$8,982	$55,501	$1,300	$284,895
Segment assets	1,153,627	428,996	798,475	743,574	123,755	3,248,427
Goodwill	135,268	—	138,263	66,520	3,535	343,586
Capital expenditures	965	113,826	65	169	82	115,107
Project Adjusted EBITDA	$59,299	$79,445	$11,363	$37,717	$(2,546)	$185,278
Change in fair value of derivative instruments	3,624	22,031	—	—	(321)	25,334
Depreciation and amortization	30,818	37,627	9,554	17,495	70	95,564
Interest, net	11,512	1,022	2,877	12,538	41	27,990
Other project (income) expense	2,406	67	(206)	26	118	2,411

Project income	10,939	18,698	(862)	7,658	(2,454)	33,979
Administration	—	—	—	—	38,108	38,108
Interest, net	—	—	—	—	25,998	25,998
Foreign exchange loss	—	—	—	—	13,838	13,838

Loss from operations before income taxes	10,939	18,698	(862)	7,658	(80,398)	(43,965)
Income tax expense (benefit)	—	—	—	—	(8,324)	(8,324)

Net income (loss)	$10,939	$18,698	$(862)	$7,658	$(72,074)	$(35,641)

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Year ended December 31, 2010:
Operating revenues	$596	$163,205	$—	$30,318	$1,137	$195,256
Segment assets	285,711	342,608	47,687	222,437	114,569	1,013,012
Goodwill	—	—	—	8,918	3,535	12,453
Capital expenditures	123	46,397	—	—	175	46,695
Project Adjusted EBITDA	$36,030	$78,245	$736	$37,867	$(294)	$152,584
Change in fair value of derivative instruments	3,470	14,173	—	—	—	17,643
Depreciation and amortization	15,653	37,630	364	12,100	44	65,791
Interest, net	8,321	1,611	(1)	13,700	(3)	23,628
Other project (income) expense	1,592	135	47	2,080	(211)	3,643

Project income	6,994	24,696	326	9,987	(124)	41,879
Administration	—	—	—	—	16,149	16,149
Interest, net	—	—	—	—	11,701	11,701
Foreign exchange gain	—	—	—	—	(1,014)	(1,014)
Other income, net	—	—	—	—	(26)	(26)

Income from operations before income taxes	6,994	24,696	326	9,987	(26,934)	15,069
Income tax expense (benefit)	—	—	—	—	18,924	18,924

Net income (loss)	$6,994	$24,696	$326	$9,987	$(45,858)	$(3,855)

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Year ended December 31, 2009:
Operating revenues	$—	$148,517	$—	$31,000	$—	$179,517
Segment assets	199,959	327,844	7,003	232,179	102,591	869,576
Goodwill	—	—	—	8,918	—	8,918
Capital expenditures	—	1,954	—	—	62	2,016
Project Adjusted EBITDA	$32,435	$75,265	$822	$35,891	$(234)	$144,179
Change in fair value of derivative instruments	(1,569)	6,616	—	—	—	5,047
Depreciation and amortization	14,286	41,014	365	11,964	14	67,643
Interest, net	10,450	6,084	(1)	14,960	18	31,511
Other project (income) expense	6,672	(15,788)	—	679	—	(8,437)

Project income	2,596	37,339	458	8,288	(266)	48,415
Administration	—	—	—	—	26,028	26,028
Interest, net	—	—	—	—	55,698	55,698
Foreign exchange loss	—	—	—	—	20,506	20,506
Other expense, net	—	—	—	—	362	362

Loss from operations before income taxes	2,596	37,339	458	8,288	(102,860)	(54,179)
Income tax expense (benefit)	—	—	—	—	(15,693)	(15,693)

Net income (loss)	$2,596	$37,339	$458	$8,288	$(87,167)	$(38,486)

Schedule of revenue and assets by country

	Revenue		Property, Plant and Equipment, net
	2012	2011	2012	2011
United States	$104,325	$53,665	$972,213	$284,018
Canada	63,285	—	577,413	—

Total	$167,610	$53,665	$1,549,626	$284,018

	Revenue			Property, Plant & Equipment, net
	2011	2010	2009	2011	2010
United States	$249,109	$195,256	$179,517	$816,744	$271,830
Canada	35,786	—	—	571,510	—

Total	$284,895	$195,256	$179,517	$1,388,254	$271,830